4. Intangible Assets: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details)	Mar. 31, 2018 USD ($)
Details
2018	$ 246,212
2019	246,212
2020	246,212
2021	246,212
2022	62,491
Total	$ 1,047,339